Balance Sheet Components	3 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
2 - Balance Sheet Components
Certain balance sheet components are as follows:
Prepaid expenses and other current assets consist of:

	As of
(in millions)	June 30, 2025	March 31, 2025
Research and development tax credit receivables	$107	$103
Prepayments	115	107
Other receivables	85	46
Total prepaid expenses and other current assets	$307	$256
Accrued compensation and benefits consist of:

	As of
(in millions)	June 30, 2025	March 31, 2025
Accrued bonus, commissions, and cash awards	$5	$24
Accrued vacation and sabbatical	99	99
Accrued salaries and fringe benefits	9	12
Employee stock purchase plan liability	24	5
Total accrued compensation and benefits	$137	$140
Other current liabilities consist of:

	As of
(in millions)	June 30, 2025	March 31, 2025
Employee related payroll taxes and payables (1)	$241	$200
Accrued expenses and fees	111	99
Electronic design automation liabilities	61	47
Trade payables (including payables to related parties of $10 and $11 as of June 30, 2025 and March 31, 2025, respectively)	71	63
Customer deposits	7	7
Finance lease liabilities	21	10
Total other current liabilities	$512	$426
(1)    Employee related payroll taxes and payables are primarily related to vested restricted share units (“RSUs”) during the three months ended June 30, 2025 and March 31, 2025, respectively, which will be or were, as applicable, paid in the subsequent quarter.
Other non-current liabilities consist of:

	As of
(in millions)	June 30, 2025	March 31, 2025
Electronic design automation liabilities	$135	$40
Other non-current liabilities	52	39
Total other non-current liabilities	$187	$79